Future minimum lease payments under non-cancellable operating lease of the Group as lessee (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Future minimum lease payments under non-cancellable operating lease of the Group as lessee [Line Items]
Minimum lease payment	₩ 609,037	₩ 342,980
Not later than 1 year
Future minimum lease payments under non-cancellable operating lease of the Group as lessee [Line Items]
Minimum lease payment	247,815	178,272
1~5 years
Future minimum lease payments under non-cancellable operating lease of the Group as lessee [Line Items]
Minimum lease payment	328,482	160,988
Later than 5 years
Future minimum lease payments under non-cancellable operating lease of the Group as lessee [Line Items]
Minimum lease payment	₩ 32,740	₩ 3,720